Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Changes in Equity
Taxes on actuarial gain on employee retirement benefit plans	$ 186	$ 42
Taxes on share repurchases	$ 48